Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

6. Prepaid Expenses and Other Current Assets

Prepaid expense and other current assets mainly consisted of the following:

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
Prepaid expenses	$3,373,673	$4,480,810
Other receivables	19,037	-
Total	$3,392,710	$4,480,810

As of June 30, 2026, prepaid expenses mainly consisted of $717,753 of prepaid stock compensation expense, including amounts relating to employees who provided services in connection with the proposed acquisition of Starfish Technology-FZE, $1,173,920 relating to shares issued in connection with the proposed acquisition of Starfish Technology-FZE (see Notes 11 and 13), and $1,482,000 of prepaid advertising, promotion and telecom service expenses. As of December 31, 2025, prepaid expenses mainly consisted of $2,309,457 of prepaid advertising, promotion and telecom service expenses, $997,433 of prepaid stock compensation expense, including amounts relating to employees who provided services in connection with the proposed acquisition of Starfish Technology-FZE, and $1,173,920 relating to shares issued in connection with the proposed acquisition of Starfish Technology-FZE (see Notes 11 and 13).